Note 16 - Plant Restructuring (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Restructuring Charges (Credits), Net	$ 11,657	$ (342)
Restructuring Charges, Total	1,509	325
Impairment of Long-Lived Assets Held-for-use	7,800
Employee Severance [Member]
Restructuring Charges, Total	1,508	$ 161
Partial Closure of Midwest Plant [Member]
Restructuring Charges, Total	2,300
Partial Closure of Midwest Plant [Member] | Movement of Equipment [Member]
Restructuring Charges, Total	1,800
Partial Closure of Midwest Plant [Member] | Employee Severance [Member]
Restructuring Charges, Total	500
Closing of Northeast Plant [Member]
Restructuring Charges, Total	1,300
Closing of Northeast Plant [Member] | Movement of Equipment [Member]
Restructuring Charges, Total	500
Closing of Northeast Plant [Member] | Employee Severance [Member]
Restructuring Charges, Total	800
Partial Sale of Northwest Plant [Member]
Restructuring Charges, Total	300
Partial Sale of Northwest Plant [Member] | Movement of Equipment [Member]
Restructuring Charges, Total	100
Partial Sale of Northwest Plant [Member] | Employee Severance [Member]
Restructuring Charges, Total	$ 200